Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Net sales	$ 5,207	$ 4,597	$ 3,549
Cost of sales	4,473	3,866	3,077
Gross profit	734	731	472
Selling, general and administrative expense	335	332	305
Terminated merger and settlement income, net (See Note 2)	0	(171)	(62)
Asset impairments (See Note 2)	32	0	49
Business realignment costs (See Note 2)	15	20	37
Other operating (income) expense, net	(16)	4	7
Operating income	368	546	136
Interest expense, net	262	276	223
Loss (gain) on extinguishment of debt	0	30	(224)
Other non-operating expense (income), net	3	(4)	0
Income from continuing operations before income tax and earnings from unconsolidated entities	103	244	137
Income tax expense (benefit) (See Note 15)	3	35	(8)
Income from continuing operations before earnings from unconsolidated entities	100	209	145
Earnings from unconsolidated entities, net of taxes	16	8	2
Net income from continuing operations	116	217	147
Net income (loss) from discontinued operations, net of taxes (See Note 3)	2	(3)	(30)
Net income	118	214	117
Net income attributable to noncontrolling interest	0	0	(3)
Net income attributable to Momentive Specialty Chemicals Inc.	118	214	114
Comprehensive income attributable to Momentive Specialty Chemicals Inc.	$ 47	$ 203	$ 211